Pension and other postretirement benefits, Combined Balance Sheets and Weighted-average Assumptions Used to Determine Benefit Obligations (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Change in fair value of plan assets:
Fair value of plan assets, beginning of year			$ 0
Fair value of plan assets, end of year					$ 0
Non-U.S. [Member]
Change in fair value of plan assets:
Fair value of plan assets, beginning of year			175	$ 669	669
Fair value of plan assets, end of year					175	$ 669
Defined Benefit Pension Plans [Member] | United States [Member]
Change in benefit obligation:
Benefit obligation, beginning of year			79	82	82	735
Service cost	$ 0	$ 0	0	0	0	0	$ 0
Interest cost	1	1	3	3	4	38	29
Actuarial (gains) and losses					0	(53)
Benefits paid					(7)	(55)
Settlements					0	(583)
Curtailment (gains) and losses					0	0
Foreign currency rate changes					0	0
Benefit obligation, end of year					79	82	735
Change in fair value of plan assets:
Fair value of plan assets, beginning of year			0	0	0	650
Actual return on plan assets					0	(22)
Employer contributions					7	10
Benefits paid					(7)	(55)
Settlements					0	(583)
Foreign currency rate changes					0	0
Fair value of plan assets, end of year					0	0	650
Funded status at end of year					(79)	(82)
Amounts recognized on the combined balance sheets:
Noncurrent assets					0	0
Current liabilities					(7)	(6)
Noncurrent liabilities					(72)	(76)
Funded status at end of year					(79)	(82)
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss					(17)	(17)
Total					$ (17)	$ (17)
Weighted-average assumptions used to determine benefit obligations:
Discount rate					5.50%	4.80%
Interest crediting rate					3.00%	3.00%
Defined Benefit Pension Plans [Member] | Non-U.S. [Member]
Change in benefit obligation:
Benefit obligation, beginning of year			215	747	$ 747	$ 672
Service cost	2	0	3	2	2	2	4
Interest cost	3	9	8	25	33	33	27
Actuarial (gains) and losses					8	90
Benefits paid					(44)	(47)
Settlements					(496)	0
Curtailment (gains) and losses					0	(19)
Foreign currency rate changes					(35)	16
Benefit obligation, end of year					215	747	672
Change in fair value of plan assets:
Fair value of plan assets, beginning of year			175	669	669	628
Actual return on plan assets					39	63
Employer contributions					37	11
Benefits paid					(44)	(47)
Settlements					(496)	0
Foreign currency rate changes					(30)	14
Fair value of plan assets, end of year					175	669	628
Funded status at end of year					(40)	(78)
Amounts recognized on the combined balance sheets:
Noncurrent assets					20	13
Current liabilities					(4)	(26)
Noncurrent liabilities					(56)	(65)
Funded status at end of year					(40)	(78)
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss					8	72
Total					$ 8	$ 72
Weighted-average assumptions used to determine benefit obligations:
Discount rate					4.70%	4.60%
Rate of compensation increase					2.50%	2.50%
Other Postretirement Benefits Plan [Member] | United States [Member]
Change in benefit obligation:
Benefit obligation, beginning of year			49	55	$ 55	$ 62
Service cost	0	0	0	0	0	0	0
Interest cost	0	1	2	2	2	3	2
Actuarial (gains) and losses					(2)	(3)
Benefits paid					(6)	(7)
Foreign currency rate changes					0	0
Benefit obligation, end of year					49	55	62
Change in fair value of plan assets:
Fair value of plan assets, beginning of year			0	0	0	0
Employer contributions					6	7
Benefits paid					(6)	(7)
Fair value of plan assets, end of year					0	0	0
Funded status at end of year					(49)	(55)
Amounts recognized on the combined balance sheets:
Current liabilities					(8)	(8)
Noncurrent liabilities					(41)	(47)
Funded status at end of year					(49)	(55)
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss					(22)	(22)
Total					$ (22)	$ (22)
Weighted-average assumptions used to determine benefit obligations:
Discount rate					5.40%	4.80%
Other Postretirement Benefits Plan [Member] | Non-U.S. [Member]
Change in benefit obligation:
Benefit obligation, beginning of year			70	75	$ 75	$ 63
Service cost	1	1	1	1	1	1	1
Interest cost	$ 0	$ 1	2	3	3	3	3
Actuarial (gains) and losses					0	10
Benefits paid					(5)	(4)
Foreign currency rate changes					(4)	2
Benefit obligation, end of year					70	75	63
Change in fair value of plan assets:
Fair value of plan assets, beginning of year			$ 0	$ 0	0	0
Employer contributions					5	4
Benefits paid					(5)	(4)
Fair value of plan assets, end of year					0	0	$ 0
Funded status at end of year					(70)	(75)
Amounts recognized on the combined balance sheets:
Current liabilities					(4)	(4)
Noncurrent liabilities					(66)	(71)
Funded status at end of year					(70)	(75)
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss					(16)	(18)
Total					$ (16)	$ (18)
Weighted-average assumptions used to determine benefit obligations:
Discount rate					4.70%	4.70%
Rate of compensation increase					2.50%	2.50%